SCHEDULE OF SERIES B PREFERRED STOCK (Details) (Parenthetical) - Series B Preferred Stock [Member]	3 Months Ended
Jun. 30, 2024 shares
Series B Preferred Offering, shares	422,200
Series B Preferred Offering one, shares	5,000
Series B Preferred Offering two, shares	100,592